Credit Quality Indicators of Financing Receivables (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[1]	¥ 78,211,691	¥ 73,623,540
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		54,009,891	54,938,307
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		8,224,361	8,025,932
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		7,353,826	7,204,594
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,272,968	3,956,742
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,586,533	5,350,707
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,156,855	3,247,394
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,852,820	3,460,147
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,611,900	6,734,451
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	5,079,922	4,983,821
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		11,870,706	11,974,519
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		24,201,800	18,685,233
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		6,077,144	4,610,141
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		1,010,704	883,004
Financing Receivables Not Impaired | Normal obligors | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		39,530,819	35,292,975
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		24,377,262	24,692,444
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,663,535	4,248,490
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,331,659	2,890,563
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,298,532	1,946,764
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,261,669	2,029,723
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,310,918	2,388,541
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,986,436	2,602,545
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,505,893	6,678,104
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,018,620	1,907,714
Financing Receivables Not Impaired | Normal obligors | A-B | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		15,153,557	10,600,531
Financing Receivables Not Impaired | Normal obligors | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		17,520,649	16,358,154
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		12,274,306	12,008,567
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,607,651	2,467,326
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,943,178	3,066,852
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		1,566,359	1,558,609
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,695,642	2,632,048
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		674,273	658,680
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		830,410	664,843
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		6,007	8,347
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		706,882	754,137
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		243,904	197,725
Financing Receivables Not Impaired | Normal obligors | C-D | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,246,343	4,349,587
Financing Receivables Not Impaired | Normal obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	12,464,970	12,555,451
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	12,456,542	12,548,830
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	109,615	109,258
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	600,856	623,385
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	201,354	205,939
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	237,050	249,304
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	89,258	88,911
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	2,360	2,030
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	3,326	3,383
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	11,212,723	11,266,620
Financing Receivables Not Impaired | Normal obligors | Retail | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	8,428	6,621
Financing Receivables Not Impaired | Normal obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	6,111,430	5,789,132
Financing Receivables Not Impaired | Normal obligors | Other | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	2,950,662	3,006,656
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	198,621	310,703
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	165,660	161,177
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	4,150	6,998
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	53,691	63,116
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	422	1,348
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	4,169	4,780
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	100,000	48,000
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	2,290,419	2,240,879
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	133,530	169,655
Financing Receivables Not Impaired | Normal obligors | Other | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	3,160,768	2,782,476
Financing Receivables Not Impaired | Watch obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	209,099	222,195
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	209,077	222,181
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	16,424	21,117
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	18,478	20,577
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	22,273	24,958
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	39,189	42,086
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	10,029	11,159
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	129	165
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	406	401
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	102,149	101,718
Financing Receivables Not Impaired | Watch obligors | Retail | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3],[5]	22	14
Financing Receivables Not Impaired | Watch obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	153,361	219,914
Financing Receivables Not Impaired | Watch obligors | Other | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	53,343	75,676
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	1,019	3,820
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	562	381
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	65	10
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	49,213	68,642
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	2,484	2,823
Financing Receivables Not Impaired | Watch obligors | Other | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[5]	100,018	144,238
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	1,046,286	2,040,659
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	701,753	1,527,049
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	147,978	636,348
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	192,124	303,746
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	109,677	135,030
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	148,722	178,520
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	36,383	50,667
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	23,881	174,328
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	10,476	7,804
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	32,512	40,606
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	344,533	513,610
Financing Receivables Impaired | Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		1,175,077	1,145,060
Financing Receivables Impaired | Impaired loans | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		986,946	856,904
Financing Receivables Impaired | Impaired loans | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		479,518	228,870
Financing Receivables Impaired | Impaired loans | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		101,309	137,913
Financing Receivables Impaired | Impaired loans | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		70,623	78,444
Financing Receivables Impaired | Impaired loans | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		150,505	155,900
Financing Receivables Impaired | Impaired loans | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		35,572	48,088
Financing Receivables Impaired | Impaired loans | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,435	11,456
Financing Receivables Impaired | Impaired loans | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		580	861
Financing Receivables Impaired | Impaired loans | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		143,404	195,372
Financing Receivables Impaired | Impaired loans | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		¥ 188,131	¥ 288,156

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of domestic and Other of foreign include trade receivables and lease receivables of consolidated VIEs.
[3]	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
[4]	Non-impaired loans held by subsidiaries other than MHBK and MHTB constitute Other, since their portfolio segments are not identical to those of MHBK and MHTB.
[5]	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.